Changes in the scope of consolidation due to acquisitions and divestments	12 Months Ended
Dec. 31, 2018
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Changes in the scope of consolidation due to acquisitions and divestments

D.1. Changes in the scope of consolidation due to acquisitions and divestments

D.1.1. Principal changes in the scope of consolidation in 2018

Acquisition of Bioverativ

Following a public tender offer, on March 8, 2018 Sanofi acquired the entire share capital of Bioverativ, a biotechnology company specializing in the development of treatments for hemophilia and other rare blood disorders, for a total consideration of $11.6 billion (€9.4 billion).

The provisional purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)

Net assets of Bioverativ	6,678

Goodwill	2,676

Purchase price	9,354

The other intangible assets recognized mainly comprise the marketed hemophilia products Eloctate® (a recombinant fusion protein consisting of human coagulation VIII factor bound to the Fc fragment of IgG1, for the treatment of hemophilia A) and Alprolix® (a recombinant fusion protein consisting of coagulation IX factor bound to the Fc fragment of IgG1, for the treatment of hemophilia B), plus development projects relating to treatments for rare hematological disorders (in particular, a Phase III research program in cold agglutinin disease).

Goodwill represents (i) the pipeline of future products in early-stage research and development not identified individually at the acquisition date; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; (iii) the competencies of Bioverativ staff; (iv) the benefits derived from the creation of new growth platforms; and (v) the expected future synergies and other benefits from the combination of Bioverativ and Sanofi.

The goodwill arising on this acquisition is not tax deductible.

The contributions from Bioverativ to net sales and business operating income of the Pharmaceuticals segment (for a definition refer to Note D.35., “Segment Information”) since the acquisition date amount to €892 million and €389 million, respectively. Over the same period, Bioverativ made a negative contribution of €325 million to consolidated net income, including expenses charged during the period relating to the fair value remeasurement of assets recognized at the acquisition date. During the year ended December 31, 2018, Bioverativ generated net sales of €1,068 million.

Acquisition-related costs recognized in profit or loss for the period amounted to €26 million, and were recorded primarily within Other operating expenses.

The net cash outflow on this acquisition amounted to €8,932 million, and is recorded within Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows.

Acquisition of Ablynx

On May 14, 2018, following a public tender offer, Sanofi acquired 95.60% of the share capital of Ablynx, a biopharmaceutical company specializing in the discovery and development of Nanobodies®. On June 19, 2018, following the expiration of the squeeze-out procedure, Sanofi announced that it held the entire share capital of Ablynx, representing a total investment of €3,897 million.

The provisional purchase price allocation resulted in the recognition of goodwill amounting to €1,372 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	130
Net deferred tax position	(272)

Net assets of Ablynx	2,525

Goodwill	1,372

Purchase price	3,897

The other intangible assets acquired mainly comprise:

•	the rights to Cablivi®, a medicine for the treatment of a life-threatening form of thrombotic micro-angiopathy that obtained European marketing approval in September 2018 and is eligible for FDA priority review, and the rights to develop a treatment for respiratory syncytial virus in very young and very old patients at high risk of complications;

•	the rights to exploit technology developed by Ablynx that uses camelid antibody fragments (“Nanobodies®”) to research and identify multi-specific molecules targeting multiple diseases in various therapeutic fields; and

•	future payments receivable under research and development collaboration agreements contracted by Ablynx for candidates in various therapeutic fields.

Goodwill represents (i) the pipeline of future products in early-stage research and development not identified individually at the acquisition date; (ii) the capacity to draw on a technological platform and specialized structure to refresh the existing product portfolio; (iii) the competencies of Ablynx staff; (iv) the benefits derived from the creation of new growth platforms; and (v) the expected future synergies and other benefits from the combination of Ablynx and Sanofi.

The goodwill arising on this acquisition is not tax deductible.

The impacts of this acquisition on Sanofi’s business operating income and consolidated net income for the year ended December 31, 2018 are not material.

Acquisition-related costs recognized in profit or loss during the period were €30 million, and are mainly included within the line item Other operating expenses.

The net cash outflow on this acquisition amounted to €3,639 million, and is recorded within Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows.

Divestment of the European Generics business

On September 30, 2018, Sanofi finalized the divestment of its European Generics business. Sanofi recognized a gain of €510 million before taxes.

An analysis of the assets and liabilities divested is set forth below:

(€ million)	September 30, 2018
Assets
Property, plant and equipment	120
Goodwill	913
Other intangible assets	75
Other non-current assets	1
Deferred tax assets	83
Inventories	129
Accounts receivable	107
Other current assets	40
Cash and cash equivalents	122

Total assets of the divested European Generics business	1,590

Liabilities
Non-current provisions and other non-current liabilities	27
Deferred tax liabilities	14
Accounts payable	91
Other current liabilities	216
Short-term debt and current portion of long-term debt	46

Total liabilities of the divested European Generics business	394

The cash inflow on this divestment amounted to €1,598 million, and is recorded within Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax in the consolidated statement of cash flows.

Regeneron Pharmaceuticals, Inc. (Regeneron)

Changes in the equity interest held by Sanofi in the biopharmaceuticals company Regeneron during the reporting periods presented are set forth below:

(€ million)	2018	2017(a)	2016(a)
Carrying amount(b)	3,055	2,496	2,550
Equity interest	21.7%	22.2%	22.1%
Acquisitions of shares	—	184	115
Disposals of shares(c)	24	—	—

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
(b)	See Note D.6.
(c)	Disposals of shares in connection with the funding of R&D activities relating to Libtayo®, Dupixent® and REGN3500 (SAR440340) (see Note C.1.).

D.1.2. Principal changes in the scope of consolidation in 2017

Acquisition of Protein Sciences

On August 25, 2017, Sanofi acquired 100% of Protein Sciences, a biotechnology company headquartered in Meriden, Connecticut (United States). The principal product of Protein Sciences is Flublok®, the only recombinant protein-based influenza vaccine approved by the FDA in the United States.

The purchase price allocation resulted in the recognition of goodwill amounting to €117 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	776
Inventories	4
Other assets and liabilities	(7)
Net deferred tax position	(259)

Net assets of Protein Sciences	514

Goodwill	117

Purchase price	631

The other intangible assets acquired mainly comprise the marketed vaccine Flublok®, valued at €767 million. The purchase price included two contingent consideration milestones of €42 million each.

The impacts of this acquisition on Sanofi’s business operating income and consolidated net income for the year ended December 31, 2017 were not material.

D.1.3. Principal changes in the scope of consolidation in 2016

In December 2016, Sanofi finalized the dissolution of the Sanofi Pasteur MSD (SPMSD) joint venture.

The transaction was completed in two stages on December 30 and December 31, 2016.

Divestment by Sanofi of its interest in SPMSD

On December 30, 2016, Sanofi transferred its interest in SPMSD to MSD.

The consideration for the transfer was (i) a fixed sum of €127 million received on January 4, 2017 and (ii) contingent consideration measured at €458 million as of December 31, 2016 and recognized in the available-for-sale financial assets category (see Note D.7.).

The pre-tax gain on the divestment, amounting to €211 million, is presented within the line item Other gains and losses, and litigation (see Note D.28) for the year ended December 31, 2016. A negative price adjustment of €31 million was recognized within the same line item in 2017.

Acquisition of the European Vaccines business previously included in the SPMSD joint venture

This transaction was finalized on December 31, 2016. The final purchase price allocation resulted in the recognition of goodwill amounting to €21 million, as presented in the table below:

(€ million)	Fair value at acquisition date
Other intangible assets	465
Inventories	17
Other current assets	2
Other non-current liabilities	(5)
Net deferred tax position	(10)

Net assets of the European Vaccines business	469

Goodwill	21
Purchase price	490

The purchase price essentially comprised (i) a fixed sum of €154 million paid on January 4, 2017 and (ii) contingent consideration of €354 million. In accordance with IFRS 3 (Business Combinations), that contingent consideration was recognized in Liabilities related to business combinations and to non-controlling interests as of December 31, 2016 (see Note D.18.). A negative price adjustment of €16 million was recognized in the year ended December 31, 2017.

D.1.4. Other acquisitions and divestments

The impacts of the other acquisitions made during 2018, 2017 and 2016 are not material for Sanofi.